Income and Social Contribution Taxes - Reconciliation of Income and Social Contribution Taxes Expenses and Accounting Profit or Loss (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major Components Of Tax Expense Income [line items]
Loss before income and social contribution taxes	R$ (755,783)	R$ (315,618)	R$ (260,141)
Statutory rate	34.00%	34.00%	34.00%
Income and social contribution taxes at the statutory rate	R$ 256,966	R$ 107,310	R$ 88,447
Tax effect on:
Share of profit of an associate	(1,135)	(347)	3,452
Permanent differences - non-deductible expenses	(166,477)	(35,640)	(39,546)
Permanent differences - Tax benefit of unorganized goodwill	24,741	12,168	10,935
Permanent differences - taxable profit computed as a percentage of gross revenue	(28,948)	15,045	502
Temporary differences - Deferred tax of Revenues from government entities	(3,619)	14,695	19,942
Temporary differences - non-recognized	(24,494)	(11,089)	(63,730)
Incentive reserve	100	125	1,140
Tax loss for the year not recognized	(90,569)	(120,031)	(125,234)
Income and social contribution tax variation at PERT consolidation (see Note 17).	(3,860)
Use of tax benefit of tax income and social contribution tax losses against PERT, PRT and REFIS "COPA" (see Note 17).	(7,743)	370,116
Write-off of income tax and social contribution by impairment assets test	103,908
Reversion of income tax and social contribution from timing differences	(29,930)
Recognition deferred income tax and social contribution liabilities	5,338	6,359
Others	587	(5,170)
Total	34,865	353,541	(104,092)
(-) Current income and social contribution taxes	(41,623)	(17,543)	(54,337)
(-) Deferred income and social contribution taxes	R$ 76,488	R$ 371,084	R$ (49,755)
Effective income tax rate	(4.61%)	(112.02%)	40.01%